Stockholders' Equity (Details Narrative 1) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 11, 2016	Sep. 30, 2015	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Number of shares granted						380,000			290,000
Stock based compensation expense				$ 265,861		$ 1,468,332	$ 148,736		$ 414,597	$ 148,736
2015 Stock Incentive Plan [Member]
Unrecognized stock based compensation expense				80,732					80,732
Stock based compensation expense								0	28,008	24,028	2,984
Stock Incentive Plan [Member]
Accrued stock compensation expenses			$ 567,669	179,079		567,669			$ 179,079
Unrecognized stock based compensation expense			59,764			$ 59,764
Restricted Stock [Member]
Number of shares granted						2,144,055			1,361,055
Description of award vesting amendment terms

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Stock based compensation expense				428,678				6,219	$ 821,617	465,616	78,925
Restricted Stock [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted									463,841
Accrued stock compensation expenses				179,079	$ 5,857		5,857	$ 106,902	$ 179,079	$ 5,857	$ 33,063
Description of award vesting amendment terms

The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”).

Award vesting percent on third anniversary		75.00%
Remaining award vesting percent on fourth anniversary		25.00%
Unrecognized stock based compensation expense				$ 2,347,898					$ 2,347,898
Restricted Stock [Member] | Stock Incentive Plan [Member]
Number of shares granted						1,641,764
Description of award vesting amendment terms

The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”).

Award vesting percent on third anniversary		75.00%
Remaining award vesting percent on fourth anniversary		25.00%
Unrecognized stock based compensation expense			6,766,031			$ 6,766,031
Stock based compensation expense			$ 698,103		$ 235,030	$ 2,931,885	$ 393,040